UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA July 24, 2003


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  79,445


List of Other Included Managers:

No.   13F File Number        Name


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				FORM 13F INFORMATION TABLE

				CLASS			MktVal	PRN	INVST	OTH	VOTING AUTHORITY
NAME OF ISSUER		TITLE	CUSIP		x$100	SHS	AMT	DSCRT	MGR	SOLE		SHR	NONE
------------------------------------------------------------------------------------------------------------

AOL Time Warner Inc.	COM	00184A105	 167	 10400 SH       SOLE	 10400	0	0
Bemis Inc.			COM	081437105	2065	 44130 SH       SOLE	 44130	0	0
Blackrock Adv Term Tr	COM	09247A101	 376	 31643 SH       SOLE	 31643	0	0
Blackrock CA InsdMuni	COM	09247G108	1905	112010 SH       SOLE	112010	0	0
Blackrock Invt Quality	COM	09247J102	 360	 38130 SH       SOLE	 38130	0	0
Blackrock Insd Muni	COM	09247K109	 331	 18580 SH       SOLE	 18580	0	0
Blackrock Broad Invst.	COM	09247Q106	 187	 11355 SH       SOLE	 11355	0	0
Boston Properties Inc.	COM	101121101	1986	 45336 SH       SOLE	 45336	0	0
Calpine Corporation	COM	131347106	1469	222570 SH       SOLE	222570	0	0
ChoicePoint Inc.		COM	170388102	1874	 54284 SH       SOLE	 54284	0	0
Conagra Inc.		COM	205887102	2370	100435 SH       SOLE	100435	0	0
Dentsply Intl Inc New	COM	249030107	2742	 66950 SH       SOLE	 66950	0	0
Enterprise Products 	COM	293792107	1421	 63080 SH       SOLE	 63080	0	0
Equity Residential	COM	29476L107	2479	 95527 SH       SOLE	 95527	0	0
First Data Corp.		COM	319963104	2701	 65180 SH       SOLE	 65180	0	0
Flowserve Corp.		COM	34354P105	 834	 42415 SH       SOLE	 42415	0	0
Gen Dynamics Corp.	COM	369550108	1902	 26232 SH       SOLE	 26232	0	0
Hanover Compressor Co.	COM	410768105	1544	136638 SH       SOLE	136638	0	0
Hubbell Inc. Cl B		COM	443510201	2008	 60670 SH       SOLE	 60670	0	0
Hugoton Royalty Trust	COM	444717102	 449	 24400 SH       SOLE	 24400	0	0
ING Prime Rate Trust	COM	44977W106	 370	 51100 SH       SOLE	 51100	0	0
Intuit Inc.			COM	461202103	2169	 48640 SH       SOLE	 48640	0	0
Johnson & Johnson		COM	478160104	2169	 41960 SH       SOLE	 41960	0	0
Kerr-Mc Gee Corp.		COM	492386107	2216	 49466 SH       SOLE	 49466	0	0
Kimco Realty Corp.	COM	49446R109	3427	 90425 SH       SOLE	 90425	0	0
Kraft Foods Inc.		COM	50075N104	1986	 61015 SH       SOLE	 61015	0	0
L-3 Communications	COM	502424104	2022	 46490 SH       SOLE	 46490	0	0
Mattel Inc.			COM	577081102	2386	126135 SH       SOLE	126135	0	0
Nasdaq 100 Tr		COM	631100104	2462	 82205 SH       SOLE	 82205	0	0
Newmont Mining Corp.	COM	651639106	 208	  6410 SH       SOLE	  6410	0	0
Oracle Corp.		COM	68389X105	 180	 15000 SH       SOLE	 15000	0	0
Pan Pacific Retail Prop	COM	69806L104	2249	 57145 SH       SOLE	 57145	0	0
Pfizer Inc.			COM	717081103	1422	 41640 SH       SOLE	 41640	0	0
Rouse Co.			COM	779273101	3118	 81850 SH       SOLE	 81850	0	0
SCP Pool Corp.		COM	784028102	1484	 43165 SH       SOLE	 43165	0	0
SPDR				COM	78462F103	1183	 12120 SH       SOLE	 12120	0	0
San Juan Basin Royalty	COM	798241105	 547	 30465 SH       SOLE	 30465	0	0
Simon Property Grp Inc.	COM	828806109	3594	 92095 SH       SOLE	 92095	0	0
SunGard Data Sys Inc.	COM	867363103	2030	 78340 SH       SOLE	 78340	0	0
TCW DW Term Trust 2003	COM	87234U108	 383	 36135 SH       SOLE	 36135	0	0
Tyco Int'l Ltd (New)	COM	902124106	1120	 59000 SH       SOLE	 59000	0	0
Vodafone Group Plc ADR	COM	92857W100	2211	112520 SH       SOLE	112520	0	0
Wal-Mart Stores, Inc.	COM	931142103	2548	 47480 SH       SOLE	 47480	0	0
Werner Enterprises Inc.	COM	950755108	1178	 55571 SH       SOLE	 55571	0	0
Westpac Bkg. Corp. ADS	COM	961214301	2993	 54730 SH       SOLE	 54730	0	0
Nabors Industries Ltd.	COM	G6359F103	2333	 59020 SH       SOLE	 59020	0	0
RenaissanceRe Hldgs Ltd	COM	G7496G103	2287	 50240 SH       SOLE	 50240	0	0
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